Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchase from related parties		¥ 363,359	¥ 499,859	¥ 431,350
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	354,274	497,789	429,345
Beijing Shiyue Haofeng Media Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	164	¥ 2,070	¥ 2,005
Beijing Santi Cloud Union Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	5,511
Beijing Santi Cloud Time Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	¥ 3,410

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represent the Revenue Sharing.
[2]	The purchase from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. is mainly related to its bandwidth services.